Equity instruments (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classification [Abstract]
Financial assets held for trading		R$ 0	R$ 0	R$ 489,770
Financial Assets Measured At Fair Value Through Profit or Loss Held For Trading		2,029,470	766,333	0
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss		171,453	298,297	0
Other Financial assets designated at fair value through profit or loss		0	0	33,368
Financial assets available-for-sale		0	0	1,106,637
Financial Assets Measured At Fair Value Through Other Comprehensive Income		157,306	40,986	0
Total		2,358,229	1,105,616	1,629,775
Type:
Shares of Brazilian companies		665,027	783,475	389,113
Shares of foreign companies		0	1,933	5,347
Investment funds	[1]	1,693,202	320,208	1,235,315
Total		R$ 2,358,229	R$ 1,105,616	R$ 1,629,775

[1]	Composed mainly by investment on fixed income, public and private securities.